TYPE 13F-HR
PERIOD 12/31/01
FILER
    CIK					0001013538
    CCC					4ovhbaq$

SUBMISSION-CONTACT
     NAME			Thomas B. Murray
     PHONE			703-719-0026
Attached Documents Page (2)

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment   [   ]  ;    Amendment Number:
This Amendment   (Check only one.) :	[    ]  is a restatement.
						[  x ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	The Edgar Lomax Company
Address:	6564 Loisdale Court,
			Suite 310
			Springfield, VA  22150

Form 13F File Number: 28-5496

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.


Person Signing this Report on Behalf of Reporting Manager:

Name:		Thomas B. Murray
Title:	Senior Vice President of Operations
Phone:	703-719-0026
Signature, Place, and Date of Signing:
________________________	Springfield, Virginia February 14, 2002

Report Type  (Check only one.):

[ x ]	13F HOLDINGS  REPORT.  (Check here if all holdings of
	this reporting manager are reported in this report.)

[   ]	13F NOTICE.  (Check here if no holdings reported are in
	this report, and all holdings are reported by other reporting manager (s).)


[   ]	13F COMBINATION REPORT.  Check here if a portion of the
	holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)

List of Other Managers Reporting for this Manager:
 [If there are no entries in this list, omit this section.]

	Form 13F File Number	Name

	28-____________		__________________________


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Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	53

Form 13F Information Table Value Total:	$ 1,512,865
						  		(thousands)

List of Other Managers Reporting for this Manager:	None


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                                                          Form 13F Information Table

        Name of Issuer         Title  CUSIP      Value     Shares/  SH/ Invstmt   Other   Voting Authority
                                                (X$1000)  PRN AMT  PRN Dscretn    Mang a) Sole (b)Sh (c)None

ALCOA                           Com 013817101     $12,778   359,440 SH   Sole             241,700      117,740
ALLEGHENY TECHNOLOGIES COM      Com 01741R102      $5,085   303,600 SH   Sole             146,500      157,100
AMERICAN ELECTRIC POWER         Com 025537101     $43,593 1,001,450 SH   Sole             632,050      369,400
ANHEUSER BUSCH COS INC COM      Com 035229103      $5,633   124,600 SH   Sole              81,400       43,200
AT&T                            Com 001957109     $46,550 2,566,127 SH   Sole           1,659,760      906,367
BANK OF AMERICA CORP COM        Com 060505104     $17,110   271,800 SH   Sole             162,400      109,400
BANK ONE CORP COM               Com 06423A103      $4,827   123,618 SH   Sole              61,300       62,318
BLACK & DECKER CORP COM         Com 091797100     $22,015   583,500 SH   Sole             373,200      210,300
BOEING                          Com 097023105     $33,087   853,200 SH   Sole             567,900      285,300
BURLINGTON NORTHERN             Com 12189T104     $54,244 1,901,300 SH   Sole           1,227,800      673,500
CAMPBELL SOUP CO COM            Com 134429109      $4,782   160,100 SH   Sole              77,400       82,700
CATERPILLAR INC DEL COM         Com 149123101     $53,979 1,033,090 SH   Sole             711,690      321,400
CIGNA                           Com 125509109     $32,020   345,603 SH   Sole             222,903      122,700
CITIGROUP INC COM               Com 172967101     $23,819   471,855 SH   Sole             304,980      166,875
DELTA AIR LINES DEL COM         Com 247361108      $1,507    51,500 SH   Sole              22,400       29,100
DOW CHEMICAL                    Com 260543103      $5,187   153,550 SH   Sole              87,850       65,700
DUPONT                          Com 263534109     $47,964 1,128,310 SH   Sole             752,812      375,498
EASTMAN KODAK                   Com 277461109     $69,477 2,360,750 SH   Sole           1,503,095      857,655
ENTERGY CORP NEW COM            Com 29364G103     $10,435   266,800 SH   Sole             154,100      112,700
EXELON CORP COM                 Com 30161N101     $38,680   807,862 SH   Sole             501,225      306,637
EXXON MOBIL CORP.               Com 30231G102     $76,633 1,949,938 SH   Sole           1,243,980      705,958
FORD MTR CO DEL COM             Com 345370860      $4,359   277,314 SH   Sole             134,392      142,922
GENERAL DYNAMICS CORP COM       Com 369550108     $54,129   679,675 SH   Sole             442,175      237,500
GENERAL ELECTRIC                Com 369604103     $12,990   324,100 SH   Sole             221,100      103,000
GENERAL MTRS CORP COM           Com 370442105     $48,538   998,722 SH   Sole             691,735      306,987
HALLIBURTON CO COM              Com 406216101     $40,725 3,108,800 SH   Sole           1,948,300     1,160,500
HARTFORD FINL SVCS COM          Com 416515104     $34,627   551,125 SH   Sole             358,725      192,400
HEINZ                           Com 423074103      $4,922   119,700 SH   Sole              56,700       63,000
HEWLETT PACKARD CO COM          Com 428236103        $256    12,450 SH   Sole              11,400        1,050
HONEYWELL INTL INC COM          Com 438516106      $1,201    35,500 SH   Sole              35,500            0
INTERNATIONAL PAPER             Com 460146103     $16,021   397,063 SH   Sole             259,600      137,463
J P MORGAN CHASE & CO.          Com 46625H100     $55,132 1,516,686 SH   Sole           1,021,589      495,097
LEHMAN BROTHERS HOLDINGS INC.   Com 524908100     $21,115   316,100 SH   Sole             197,100      119,000
LIMITED INC.                    Com 532716107     $38,194 2,594,700 SH   Sole           1,625,700      969,000
MAY DEPARTMENT STORES           Com 577778103     $29,506   797,900 SH   Sole             490,900      307,000
MCDONALDS CORP COM              Com 580135101     $32,090 1,212,315 SH   Sole             783,190      429,125
MERCK & CO. INC.                Com 589331107     $33,662   572,475 SH   Sole             305,400      267,075
MINNESOTA, MINING & MANUFACTURI Com 604059105     $48,099   406,895 SH   Sole             290,602      116,293
NORFOLK SOUTHERN                Com 655844108     $11,795   643,500 SH   Sole             410,300      233,200
PHILIP MORRIS                   Com 718154107     $39,088   852,526 SH   Sole             517,848      334,678
RAYTHEON CO COM NEW             Com 755111507      $4,867   149,900 SH   Sole              76,300       73,600
ROCKWELL INTERNATIONAL          Com 773903109     $34,214 1,915,650 SH   Sole           1,224,150      691,500
SARA LEE CORP COM               Com 803111103     $10,675   480,200 SH   Sole             281,500      198,700
SBC COMMUNICATIONS INC COM      Com 78387G103     $73,216 1,869,173 SH   Sole           1,192,148      677,025
SEARS ROEBUCK & CO.             Com 812387108     $18,184   381,700 SH   Sole             234,500      147,200
SOUTHERN CO.                    Com 842587107     $67,349 2,656,766 SH   Sole           1,682,875      973,891
TYCO INTL LTD NEW COM           Com 902124106     $23,466   398,400 SH   Sole             257,600      140,800
UNITED TECHNOLOGIES             Com 913017109     $33,666   520,900 SH   Sole             335,200      185,700
US BANCORP DEL COM NEW          Com 902973304      $7,265   347,097 SH   Sole             215,858      131,239
VERIZON COMMUNICATIONS COM      Com 92343V104      $5,008   105,525 SH   Sole              54,325       51,200
WELLS FARGO & CO NEW            Com 949746101      $4,730   108,800 SH   Sole              52,800       56,000
WEYERHAEUSER CORP.              Com 962166104     $60,034 1,110,100 SH   Sole             702,700      407,400
WILLIAMS COS.                   Com 969457100     $34,337 1,345,500 SH   Sole             844,700      500,800
                                               $1,512,865






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